Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 446,070	$ 1,700,318
Less: allowance for doubtful accounts	(35,000)
Accounts receivable, net	$ 411,070	$ 1,700,318